Non-controlling Interests (Details) - CLP ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 112,244,220	$ 114,873,053
Bebidas Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	15,881,635	18,930,090
Aguas CCU-Nestle Chile S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	26,253,577	26,718,238
Cerveceria Kunstmann S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	7,179,053	7,221,111
Compania Pisquera de Chile S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	5,661,209	5,368,951
Vina San Pedro Tarapaca S.A [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	42,455,039	40,970,994
Saenz Briones Cia. S.A.I.C. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	1,118,693	1,164,303
Distribuidora Del Paraguay SA [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	4,361,300	4,777,051
Bebidas Bolivianas BBO S.A. [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	7,554,588	8,579,344
Other subsidiaries [Member]
Disclosure of Non-controlling interests [Line Items]
Non-controlling interests	$ 1,779,126	$ 1,142,971